UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

New York Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 96.6%				$54,574,006

(Cost $53,642,295)

New York 86.8%				49,045,521

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	$1,000,000	1,056,330
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	910,530
City of New York, Series D-1	5.000	10/01/36	1,000,000	1,019,270
City of New York, Series E-1	6.250	10/15/28	500,000	579,215
Herkimer County Industrial Development Agency
Flots Adult Home, Series A (D)	5.500	03/20/40	945,000	1,043,252
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,027,500
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,565,865
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,089,020
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,060,330
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,750,000	1,765,662
Metropolitan Transportation Authority
Transit Revenue, Series C	5.000	11/15/38	1,000,000	980,260
Monroe County Industrial Development Corp., Series A	5.000	07/01/41	1,000,000	999,930
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	845,000	856,188
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	793,900
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,019,020
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,080,180
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,101,990
New York City Municipal Water Finance Authority
Water Revenue, Series D (Z)	Zero	06/15/20	2,000,000	1,705,400
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,016,510
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,017,020
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4 (D)	5.500	01/15/39	1,000,000	1,086,540
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	975,680
New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07/15/47	1,000,000	1,037,560
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,367,075
New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	1,000,000	1,022,670
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,000,680
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	958,030

1

New York Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	$750,000	$747,240
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/37	1,000,000	1,037,540
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,043,070
New York State Dormitory Authority
State University Educational Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,045,060
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	2,000,000	2,292,960
New York State Dormitory Authority, Series B	5.000	07/01/42	1,500,000	1,515,915
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,039,460
New York State Urban Development Corp., Series A-1	5.000	03/15/43	1,000,000	1,004,500
Niagara Area Development Corp.
Covanta Energy Project, Series A AMT	5.250	11/01/42	500,000	408,115
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07/01/29	5,330,000	2,619,855
Onondaga Civic Development Corp.
St. Joseph's Hospital Health Center	5.000	07/01/42	1,000,000	838,470
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	463,955
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,350,000	1,290,370
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,093,810
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,851,015
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)(Z)	Zero	04/01/22	2,230,000	1,618,579

Puerto Rico 7.0%				3,928,590

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	1,000,000	747,670
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	500,000	332,425
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	2,000,000	1,652,580
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	790,620
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	405,295

Virgin Islands 1.9%				1,089,430

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,089,430

Guam 0.9%				510,465

Guam Government, Series A	5.750	12/01/34	500,000	510,465

2

New York Tax-Free Income Fund
As of 8-31-13 (Unaudited)

	Par value	Value

Short-Term Investments 0.7%		$403,000

(Cost $403,000)

Repurchase Agreement 0.7%		403,000

Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $403,000 on 9-3-13, collateralized by
$410,000 U.S. Treasury Note, 1.000% due 8-31-16 (valued at
$414,473, including interest)	$403,000	403,000

Total investments (Cost $54,045,295)† 97.3%		$54,977,006

Other assets and liabilities, net 2.7%		$1,502,137

Total net assets 100.0%		$56,479,143

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	6.7%
Ambac Financial Group, Inc.	2.9%
Federal Housing Administration	1.9%
ACA Financial Guaranty Corp.	1.9%

Total	13.4%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $53,920,299. Net unrealized appreciation aggregated $1,056,707 of which $2,896,121 related to appreciated investment securities and $1,839,414 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

General Obligation Bonds	4.2%
Revenue Bonds
Other Revenue	24.8%
Education	16.4%
Water & Sewer	12.1%
Utilities	8.0%
Development	7.2%
Health Care	7.2%
Transportation	6.9%
Airport	6.1%
Pollution	2.1%
Tobacco	1.6%
Short-Term Investments & Other	3.4%

Total	100.0%

3

New York Tax-Free Income Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

76Q1 8/13
10/13

John Hancock INVESTMENTS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Massachusetts Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.4%				$99,427,619

(Cost $101,140,079)

Massachusetts 83.7%				84,596,102

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	$3,255,000	3,308,837
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,018,660
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	70,000	70,324
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	95,000	95,892
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,169,510
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,107,730
Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	2,000,000	2,374,580
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,129,540
Massachusetts Bay Transportation Authority
Assessment, Series A	5.000	07/01/41	1,360,000	1,382,250
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,096,520
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,396,486
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	2,500,000	1,417,125
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	190,000	196,407
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	2,665,950
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,005,160
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	850,000	864,918
Massachusetts Development Finance Agency
Covanta Energy Project, Series C AMT	5.250	11/01/42	1,000,000	816,230
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	978,040
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,011,600
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	2,230,700
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,208,220
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	1,864,220
Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10/15/40	1,190,000	1,235,042
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	5.500	11/15/46	56,460	38,800
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	6.250	11/15/39	1,057,748	839,016
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11/15/56	280,825	1,570

1

Massachusetts Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	$1,000,000	$993,050
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	1,980,680
Massachusetts Development Finance Agency
North Hill Communities, Inc., Series A	6.500	11/15/43	1,000,000	924,460
Massachusetts Development Finance Agency
Olin College, Series E	5.000	11/01/38	2,000,000	1,949,540
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	920,690
Massachusetts Development Finance Agency
Partners Healthcare, Series L	5.000	07/01/36	1,000,000	989,190
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,337,446
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A (H)	7.750	06/01/39	700,000	48,300
Massachusetts Development Finance Agency
Williams College, Series P	5.000	07/01/38	1,000,000	1,032,100
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	802,030
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,002,270
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,048,990
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	1,897,700
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,088,440
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,005,460
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	366,128
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,032,440
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	990,530
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,072,970
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	380,156
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,072,770
Massachusetts Housing Finance Agency, Series 162 (D)	3.450	12/01/37	2,555,000	1,948,417
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,692,863
Massachusetts Port Authority
Conrac Project, Series A	5.125	07/01/41	1,500,000	1,476,930
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	825,000	826,337
Massachusetts Port Authority, Series B	5.000	07/01/32	2,000,000	2,038,500
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,026,120
Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05/01/19	1,000,000	874,180
Massachusetts State Department of Transportation
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	517,237

2

Massachusetts Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	$3,000,000	$2,999,790
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01/01/20	1,000,000	828,060
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,091,270
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	65,234
Massachusetts Water Pollution Abatement Trust
Unrefunded 2012 Pooled Loan Program, Series 7	5.125	02/01/31	785,000	787,190
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,057,220
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,043,690
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,622,352
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,010,140
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	2,714,375
Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	2,000,000	2,002,440
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,515,090

Puerto Rico 12.7%				12,774,452

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	1,000,000	747,670
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	1,573,425
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	1,500,000	997,275
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,002,740
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	45,877
Puerto Rico Highway & Transportation Authority
Prerefunded, Series AA (D)	5.500	07/01/19	1,640,000	1,971,723
Puerto Rico Highway & Transportation Authority
Unrefunded, Series AA (D)	5.500	07/01/19	360,000	344,992
Puerto Rico Highway & Transportation Authority
Unrefunded, Series H	5.450	07/01/35	285,000	210,740
Puerto Rico Housing Finance Authority
Subordinated Capital Fund Modernization	5.125	12/01/27	1,000,000	968,150
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	811,810
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,478,870
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	2,000,000	1,621,180

Virgin Islands 1.5%				1,546,600

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,089,430
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	457,170

3

Massachusetts Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Guam 0.5%				$510,465

Guam Government, Series A	5.750	12/01/34	$500,000	510,465

			Par value	Value

Short-Term Investments 0.2%				$214,000

(Cost $214,000)

Repurchase Agreement 0.2%				214,000

Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $214,000 on 9-3-13, collateralized by
$220,000 U.S. Treasury Note, 1.000% due 8-31-16 (valued at
$222,400, including interest)			214,000	214,000

Total investments (Cost $101,354,079)† 98.6%				$99,641,619

Other assets and liabilities, net 1.4%				$1,413,595

Total net assets 100.0%				$101,055,214

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

Assured Guaranty Municipal Corp.	10.3%
National Public Finance Guarantee Insurance Company	6.7%
Ambac Financial Group, Inc.	3.5%
ACA Financial Guaranty Corp.	2.0%
Assured Guaranty Corp.	1.0%
XL Capital Assurance, Inc.	0.9%
Radian Asset Assurance, Inc.	0.8%
Financial Guaranty Insurance Company	0.5%

Total	25.7%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $101,070,246. Net unrealized depreciation aggregated $1,428,627, of which $3,080,910 related to appreciated investment securities and $4,509,537 related to depreciated investment securities.

4

Massachusetts Tax-Free Income Fund
As of 8-31-13 (Unaudited)

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

General Obligation Bonds	6.5%
Revenue Bonds
Transportation	16.6%
Health Care	15.9%
Education	15.7%
Other Revenue	15.2%
Water & Sewer	11.9%
Housing	10.5%
Pollution	2.2%
Facilities	2.0%
Development	1.8%
Industrial Development	0.1%
Short-Term Investments & Other	1.6%

Total	100.0%

5

Massachusetts Tax-Free Income Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

77Q1 8/13
10/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	October 25, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2013